UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

VERITY U.S. TREASURY FUND

Investor Class – USTVX

Semi-Annual Report
March 31, 2024

VERITY U.S. TREASURY FUND

May 20, 2024

Dear Shareholder:

The Verity U.S. Treasury Fund (USTVX) operates primarily in the U.S. Treasury market, which is influenced by macroeconomic factors such as interest rates, inflation, and economic growth. During the period from inception to March 31, 2024, the U.S. economy experienced a variety of market conditions, including changes in market interest rates, geopolitical events, and evolving economic indicators. For the period December 1, 2023, to March 31, 2024, the Fund had a return of 0.83% versus 1.62% for the Bloomberg Treasury Index and 1.69% for the Bloomberg Short Treasury Index.

The Fund’s investment strategy includes management of duration risk associated with U.S. government debt. The effectiveness of these strategies depends on the accuracy of interest rate forecasts and the overall economic environment. Due to conflicting economic growth, inflation and Fed policy data during the period, the Fund elected to stay in short duration securities, with the portfolio comprised of various short-term U.S. Treasury notes and bills with different maturities. Performance was stable in the face of fluctuating rates due to this positioning on the short end of the yield curve.

Respectfully,

Brad Corbett, Portfolio Manager

Investment Objective: The Verity U.S. Treasury Fund seeks to earn current income, consistent with preservation of principal. Application for purchase of shares must be preceded or accompanied by a prospectus.

The opinions expressed are those of Verity Asset Management and are subject to change, are not guaranteed, and should not be considered investment advice.

Investing involves risk. Principal loss is possible. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury which are subject to market risk, interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Market prices for securities issued or guaranteed by the U.S. Treasury are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Past performance does not guarantee future results.

The Bloomberg Treasury Index measures U.S. dollar denominated, fixed rate, nominal debt issued by the U.S. Treasury. This index cannot be invested in directly.

The Bloomberg Short Treasury Index measures the performance of the U.S. Treasury bills, notes and bonds under 1 year to maturity. This index cannot be invested in directly.

Must be preceded or accompanied by the Fund’s current prospectus.

The Verity US Treasury Fund is Distributed by Quasar Distributors, LLC.

VERITY U.S. TREASURY FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 1-800-984-5014.

Rates of Return (%) – As of March 31, 2024
Since Inception(1)
Investor Class	0.83%
Bloomberg Treasury Index(2)	1.62%
Bloomberg Short Treasury Index(3)	1.69%

(1)	Inception date of the Fund was December 1, 2023.
(2)	The Bloomberg Treasury Index measures U.S. dollar denominated, fixed rate, nominal debt issued by the U.S. Treasury. This index cannot be invested in directly.
(3)	The Bloomberg Short Treasury Index measures the performance of the U.S. Treasury bills, notes and bonds under 1 year to maturity. This index cannot be invested in directly.

The following is expense information for the Verity U.S. Treasury Fund Investor Class as disclosed in the Fund’s most recent prospectus of October 30, 2023:

Gross Expenses: 0.70%; Net Expenses: 0.58%. Verity Asset Management (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.58% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least October 30, 2024 and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment. See Note 3.

VERITY U.S. TREASURY FUND

Expense Example (Unaudited)
March 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. This Example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2023 – March 31, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(12/01/2023)	(3/31/2024)	(12/01/2023 to 3/31/2024)
Investor Class
Actual(2)	$1,000.00	$1,008.30	$1.89
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.37	$1.90

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period of 0.58%, multiplied by the average account value over the period, multiplied by 119/366 to reflect the period since inception.
(2)	Based on the actual return for the period from December 1, 2023 through March 31, 2024 of 0.83%.

VERITY U.S. TREASURY FUND

Allocation of Portfolio(1) (Unaudited)
As of March 31, 2024
(% of Net Assets)

(1)	Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

VERITY U.S. TREASURY FUND

Schedule of Investments (Unaudited)
March 31, 2024

	Principal
	Amount	Value
U.S. Government Notes/Bonds — 95.12%
United States Treasury Notes/Bonds
2.50%, 05/31/2024	$3,550,000	$3,533,700
1.25%, 08/31/2024	7,300,000	7,179,310
1.50%, 11/30/2024	10,300,000	10,051,174
1.00%, 12/15/2024	3,500,000	3,399,389
1.38%, 01/31/2025	10,150,000	9,842,727
1.75%, 03/15/2025	9,000,000	8,724,564
2.38%, 04/30/2026	14,500,000	13,859,961
2.75%, 07/31/2027	4,850,000	4,607,026
4.38%, 11/30/2030	5,050,000	5,092,708
Total U.S. Government Notes/Bonds
(Cost $66,613,515)		66,290,559

	Shares
Money Market Funds — 3.86%
First American Treasury Obligations Fund, Class X, 5.22%(a)	2,688,921	2,688,921
Total Money Market Funds
(Cost $2,688,921)		2,688,921

Total Investments
(Cost $69,302,436) — 98.98%		68,979,480
Other Assets in Excess of Liabilities — 1.02%		710,590
Total Net Assets — 100.00%		$69,690,070

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

VERITY U.S. TREASURY FUND

Statement of Assets and Liabilities (Unaudited)
March 31, 2024

ASSETS:
Investments, at value (Cost $69,302,436)	$68,979,480
Interest receivable	394,512
Receivable for Fund shares sold	364,294
Prepaid expenses and other assets	23,143
Total assets	69,761,429

LIABILITIES:
Payable for Fund shares redeemed	12,817
Payable to Adviser	10,742
Payable for legal fees	9,044
Payable for fund administration and fund accounting fees	8,686
Payable for audit fees	7,854
Payable for Trustees’ fees	4,879
Payable for transfer agent fees and expenses	3,152
Payable for compliance fees	2,379
Payable for custodian fees	1,875
Accrued expenses and other liabilities	9,931
Total liabilities	71,359

NET ASSETS	$69,690,070

NET ASSETS CONSIST OF:
Paid-in capital	$70,058,198
Total accumulated loss	(368,128)
Total net assets	$69,690,070

Investor Class
Shares
Net assets	$69,690,070
Shares issued and outstanding(1)	4,664,346
Net asset value, offering and redemption price per share(2)	$14.94

(1)	Unlimited shares authorized without par value.
(2)	Prior to March 25, 2024, a redemption fee of 2.00% was charged on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

VERITY U.S. TREASURY FUND

Statement of Operations (Unaudited)
For the Period Ended March 31, 2024(1)

INVESTMENT INCOME:
Interest income	$1,021,387
Total investment income	1,021,387

EXPENSES:
Investment advisory fees (See Note 3)	92,295
Fund administration and fund accounting fees (See Note 3)	33,981
Federal and state registration fees	14,672
Transfer agent fees (See Note 3)	11,841
Legal fees	9,044
Audit fees	7,854
Compliance fees (See Note 3)	4,879
Trustees’ fees (See Note 3)	4,879
Reports to shareholders	3,332
Custodian fees (See Note 3)	1,875
Insurance	1,252
Other	2,023
Total expenses before waiver	187,927
Less: Expense waiver by Adviser (See note 3)	(60,472)
Net expenses	127,455
NET INVESTMENT INCOME	893,932

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(83,891)
Net change in unrealized appreciation (depreciation) on investments	(322,956)
Net realized and unrealized loss on investments	(406,847)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$487,085

(1)	Inception date of the Fund was December 1, 2023.

The accompanying notes are an integral part of these financial statements.

VERITY U.S. TREASURY FUND

Statement of Changes in Net Assets

For the Period
Since Inception
through
March 31, 2024
(Unaudited)(1)
OPERATIONS:
Net investment income	$893,932
Net realized loss on investments	(83,891)
Net change in unrealized appreciation (depreciation) on investments	(322,956)
Net increase in net assets resulting from operations	487,085

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	70,058,198

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(855,213)

NET INCREASE IN NET ASSETS	69,690,070

NET ASSETS:
Beginning of period	—
End of period	$69,690,070

(1)	Inception date of the Fund was December 1, 2023.
(2)	A summary of capital shares is as follows:

	For the Period Since Inception
	through March 31, 2024(1)
	(Unaudited)
SHARE TRANSACTIONS:
Investor Class	Shares	Amount
Issued	5,315,823	$79,886,447
Issued to holders in reinvestment of dividends	57,175	855,213
Redeemed	(708,652)	(10,688,700)
Redemption fee	—	5,238
Net increase in shares outstanding	4,664,346	$70,058,198

The accompanying notes are an integral part of these financial statements.

VERITY U.S. TREASURY FUND

Financial Highlights

For a Fund share outstanding for the entire period.
For the Period
Since Inception
through
March 31, 2024(1)
(Unaudited)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$15.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.20
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	0.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)
Total distributions	(0.18)
Redemption fees	— (3)
Net asset value, end of period	$14.94

TOTAL RETURN(4)	0.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,690
Ratio of gross expenses to average net assets:
Before expense waiver(5)	0.86%
After expense waiver(5)	0.58%
Ratio of net investment income to average net assets(5)	4.07%
Portfolio turnover rate(4)(6)	22%

(1)	Inception date of the Fund was December 1, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

VERITY U.S. TREASURY FUND

Notes to the Financial Statements (Unaudited)
March 31, 2024

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Verity U.S. Treasury Fund (the “Fund”) is a diversified series having its own investment objectives and policies within the Trust. The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. Investment advisory services are provided to the Fund by Verity Asset Management (the “Adviser”), pursuant to an Investment Advisory Agreement (see Note 3).

The Fund’s inception was on December 1, 2023. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund’s investment Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Prior to March 25, 2024, a redemption fee of 2.00% was charged on shares redeemed within 60 days of purchase.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.    Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved independent third-party pricing service (“Pricing Service”). Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

VERITY U.S. TREASURY FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2024:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Notes/Bonds	$—	$66,290,559	$—	$66,290,559
Money Market Funds	2,688,921	—	—	2,688,921
Total Investments in Securities	$2,688,921	$66,290,559	$—	$68,979,480

As of the period ended March 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.

B.    Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

C.    Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

D.    Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding

VERITY U.S. TREASURY FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.    Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.    Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.    Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.42% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, redemption fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.58% of the Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within two years after the initial effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
December 2026 – March 2027	$60,472

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator

VERITY U.S. TREASURY FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2024, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

Distributions to Shareholders – The Fund intends to distribute net investment income quarterly and net realized gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the period ended March 31, 2024, no such reclassifications were made between distributable earnings and paid-in capital.

The tax character of distributions paid for the period ended March 31, 2024, were as follows:

	Ordinary Income	Total
2024	$855,213	$855,213

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$51,831,227	$9,598,711
Other Securities	—	—

VERITY U.S. TREASURY FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

6.  PRINCIPAL RISKS

U.S. Government and Agency Securities Risk – The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

7.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

VERITY U.S. TREASURY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
March 31, 2024

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on October 25-26, 2023 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Verity U.S. Treasury Fund (the “Fund”) and Verity Asset Management (“Verity”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Verity to serve as the Fund’s investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Verity provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Verity included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Verity; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed management fee payable to Verity, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits Verity may receive based on its relationship with the Fund.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Verity, the Interested Trustee, and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Verity under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Verity’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s strategy of investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Board also received and reviewed information about Verity’s history and organizational structure and about the Fund’s portfolio manager, Mr. Brad Corbett, noting his background and experience. The Board also noted it met with representatives from Verity, including Mr. Corbett, during the Meeting.

The Board evaluated the ability of Verity, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Verity.

VERITY U.S. TREASURY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2024

INVESTMENT PERFORMANCE

The Board reviewed Verity’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and had no actual investment performance record, and that Verity did not manage any accounts that share a similar investment strategy to the Fund. For purposes of considering the investment skill and experience of Verity, the Board also received historical performance information for fixed-income account composites managed by Verity with principal investment strategies that differ from the Fund’s proposed investment strategy. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, and fee waiver and expense reimbursement arrangements. The Board noted that shares of the Fund would be offered at net asset value without the imposition of a Rule 12b-1 distribution fee or shareholder servicing fee.

The Board also considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., based on screening criteria applied by the Trust’s administrator in consultation with Verity. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the mutual funds and share classes in the Expense Group. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Verity for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund was between the third and fourth quartiles of the Expense Group, and above the Expense Group’s average and median rates. The Board further considered that Verity had agreed to contractually waive its management fees and/or reimburse fund expenses to ensure total annual operating expenses of the Fund do not exceed 0.58% for at least an initial three-year term. The Board noted the net expense ratio of the Fund, excluding Rule 12b-1 fees and after applying the contractual limit, was in the third quartile of the Expense Group, and slightly above the Expense Group’s average and median rates.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY

The Board acknowledged that there is no actual information about Verity’s profitability earned from the Fund but considered information about Verity’s projected profitability based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.

VERITY U.S. TREASURY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2024

ECONOMIES OF SCALE

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board acknowledged that the proposed fee waiver and expense reimbursement arrangement is a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

OTHER BENEFITS TO INFRACAP

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Verity, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

VERITY U.S. TREASURY FUND

Additional Information (Unaudited)
March 31, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-984-5014.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-984-5014. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-984-5014, or on the SEC’s website at https://www.sec.gov/.

VERITY U.S. TREASURY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information the Fund receives about you on applications or other forms;
•	Information you give the Fund orally; and/or
•	Information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law. The Fund may share information with affiliated and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Fund maintains physical, electronic and procedural safeguards to guard your personal information and requires third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Verity Asset Management
280 South Mangum Street, Suite 550
Durham, NC 27701

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, NW
Washington, DC 20004

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-800-984-5014.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)                      /s/Ryan L. Roell
Ryan L. Roell, President

Date   6/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Ryan L. Roell
Ryan L. Roell, President

Date   6/4/2024

By (Signature and Title)                      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date   6/4/2024